STOCKHOLDERS EQUITY (Details Narrative) - USD ($)								1 Months Ended									3 Months Ended				9 Months Ended		12 Months Ended
	Apr. 02, 2024	Mar. 13, 2024	Feb. 13, 2024	Sep. 06, 2023	Aug. 04, 2023	Jun. 06, 2023	Jan. 06, 2022	May 29, 2024	Mar. 19, 2024	Feb. 23, 2024	Feb. 22, 2024	Feb. 14, 2024	Aug. 17, 2023	Jun. 30, 2023	May 31, 2022	Sep. 18, 2020	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2022	Mar. 31, 2020	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Sep. 26, 2024	Sep. 19, 2024	Sep. 11, 2024	Sep. 04, 2024	Jul. 11, 2024	Jun. 06, 2024	Apr. 26, 2024	Feb. 12, 2024	Dec. 08, 2022	Feb. 02, 2022	May 31, 2020	May 13, 2020	May 12, 2020	Dec. 31, 2019	Mar. 31, 2019
Common shares issued to settle accrued liability													92,222	38,804										409,036
Common stock, shares issued						481,000		150,000													12,184,109		1,433,903	1,085,184		720,000						104,274
Due to related parties																																						$ 6,000,000
Common stock, shares value																					$ 1,218		$ 143	$ 109
Preferred stock, shares authorized																					10,000,000		10,000,000	10,000,000
Vested trading price																												$ 1.89			$ 1.42
Vested aggregate price																												$ 3,543,750			$ 255,600
Stock-based compensation expense																					$ 5,076,167	$ 1,106,460	$ 1,490,903	$ 4,106,040
Loss on debt settlement																					$ 879,725
Shares issued for cash description																					On July 11, 2024, the Company granted a total of 37,000 fully vested shares of common stock under the 2023 Plan to consultants of the Company. The value of the fully vested shares granted was determined by the value of the stock on the quoted trading price of $1.75 and in aggregate of $64,750 and recognized as stock compensation for the three months ended September 30, 2024
Grant shares fully vested common stock to consultants																												1,875,000
Common stock, shares outstanding																					12,184,109		1,433,903	1,085,184
Promissory note issued			$ 1,111,111																		$ 1,111,111		$ 1,111,111
Original issue discount			1,305,556																		$ 1,305,556		$ 1,305,556
Preferred stock, par value																					$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized																					200,000,000		6,666,667	6,666,667												250,000,000	31,250,000
Converted preferred stock shares												86,000
Converted common stock shares								89,256	168,414			28,667
Preferred Stock, Shares Outstanding																					0			86,000
Preferred Stock, Shares issued																					0		86,000	86,000
Common stock, par value						$ 0.0001															$ 0.0001		$ 0.0001	$ 0.0001
Warrant to purchase shares of common stock price per share																																	$ 15.00
Share price						$ 1.00
Conversion Of Stock Share Issued Value			$ 1,305,556																		$ 273,673
Proceeds from issuance of common stock						$ 481,000															2,230,975	$ 785,509
Settlement expense	$ 213,899	$ 213,894		$ 266,562				$ 152,629													500,000		$ 500,000
Reverse stock split					one-for-fifteen (1:15) reverse stock split
March 27 ,2024 [Member]
Shares value loss																					$ 14,959
Share value, Shares																					273,673
Board of Directors [Member]
Common stock, shares issued																													250,000
Exchange for conversion			The Company issued 286,001 shares of common stock in exchange for the conversion of $523,380 of outstanding debt
Stock-based compensation expense																					$ 439,000
Miles Jennings, Chief Financial Officer, and Evan Sohn, Executive Chairman and Director [Member]
Common stock, shares issued																					280,374				140,187
Stock-based compensation expense																					$ 672,870
GOLQ [Member]
Ownership percentage										16.66%
Common shares issued to settle accrued liability											392,155
Issuance of common shares value											$ 647,055
Common stock, shares issued											1,961,755
Common stock, shares outstanding											1,961,755
Securities Purchase Agreements [Member]
Common stock, shares issued													130,000														1,749,975		2,000,000	481,000
Pre-funded warrants													92,222
Common stock, shares value																													$ 2,000,000
Purchase price common stock																											$ 2,000,000
Purchase price per share													$ 4.662																	$ 1.00
Common stock, par value																													$ 1.00	$ 0.0001
Warrant to purchase shares of common stock													92,222																2,000,000
Warrant to purchase shares of common stock price per share													$ 4.6062
Aggregate proceeds from common stock													$ 785,509														1,749,975
Equity issuance costs													250,490
Consulting costs																											$ 128,500
Debt Settlement and Release Agreements [Member]
Common stock, shares issued																													5,358,569
Aggregate number of common stock shares issued																													5,358,569
Number of remaining shares of common stock issued																													1,219,391
Loss on debt settlement																					$ 8,224,042
Minimum [Member]
Common stock, shares authorized																							6,666,667												31,250,000
Maximum [Member]
Common stock, shares authorized																																			250,000,000
Series E Convertible Preferred Stock
Preferred stock, par value																					$ 20		$ 20
Beneficial ownership limitation																					4.99%		4.99%
Ownership limitation																					4.99%		4.99%
Share price																					$ 4.00		$ 4.00
Description of trigerring event under COD																					If at any time while any shares of Series E Preferred Stock remain outstanding and any triggering event contained in the Certificate of Designation for such series occurs, we shall pay, within three days, to each holder $210 per each $1,000 of the stated value of each such holder’s shares of Series E Preferred Stock		If at any time while any shares of Series E Preferred Stock remain outstanding and any triggering event contained in the Certificate of Designation for such series occurs, we shall pay, within three days, to each holder $210 per each $1,000 of the stated value of each such holder’s shares of Series E Preferred Stock
Preferred Stock Penalties [Member]
Accrued penalty amount																					$ 308,798		$ 308,798	$ 308,798														2,238,314
Additional shares of Series D Preferred Stock issued amount																				$ 1,929,516																			$ 1,929,516
Additional shares of Series D Preferred Stock issued																																							106,134
Accrued related to Series E and Series F Preferred holders																																						$ 308,893
Accrual reclassified to equity																				106,134
Authorized capital amount increases																																							$ 200,000
Warrants [Member]
Common Share Issued							7,515
Converted common stock shares							7,515
Conversion Of Stock Share Issued Value							$ 473,000
Conversion Of Stock Converted Value							321,000
Loss On Exchange Of Stock							$ 152,244
2023 Warrant [Member]
Stock issued during period, shares													$ 130,000
Purchase price of shares issued, price per share													$ 4.662
Pre-funded warrants													92,222
Issued a purchaser warrant													222,222
Accrued interest																					$ 258,714		168,414
Exercise price of warrants													$ 2.787
Warrant expire period													5 years 7 months 6 days
Proceed from issuance of warrant													$ 785,509
Equity issuance cost													$ 250,490
Pre-Funded Warrants price per share													$ 4.6602
Restricted Stock Units
Stock-based compensation expense																							152,143	$ 595,343
Stock Issued For Services, Shares																		2,133
Granted																14,773								6,388
Vested, fair value																$ 1,662,000
Restricted Stock Units | Mr. Sohn
Vesting Period																two-year
Restricted Stock Units | Vendor
Common shares issued to settle accrued liability															667
Vested In Period, Shares																	3,755		1,467					5,888
Total expense for RSUs																							$ 152,143	$ 1,052,865
Stock Issued For Services, Shares																								6,388
Stock Issued For Services, Amount																		$ 100,020	$ 4,255					$ 193,140
Vested And Issuable, Shares																																		500
Valued in period, shares																	4,255		2,133
Vested And Issuable																		500						500										500
Remaning Expenses																																		$ 27,000